Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 284,611	$ 301,322	$ 324,141
Total on- and off-balance sheet	$ 878,385	$ 893,144	$ 949,729
ECL coverage	0.24%	0.23%	0.22%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 274,888	$ 283,672	$ 305,697
ECL coverage	0.11%	0.12%	0.11%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,091	$ 7,907	$ 9,782
ECL coverage	0.04%	0.07%	0.06%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,715	$ 13,652	$ 17,107
ECL coverage	0.05%	0.07%	0.09%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,805	$ 21,559	$ 26,889
ECL coverage	0.05%	0.07%	0.08%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 71,060	$ 73,534	$ 77,103
ECL coverage	0.24%	0.28%	0.26%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,352	$ 15,269	$ 16,762
ECL coverage	0.33%	0.34%	0.40%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 86,412	$ 88,803	$ 93,865
ECL coverage	0.26%	0.29%	0.29%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 68,071	$ 68,645	$ 86,173
ECL coverage	0.01%	0.01%	0.00%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10,056	$ 10,049	$ 10,458
ECL coverage	0.08%	0.09%	0.10%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3,732	$ 4,446	$ 4,640
ECL coverage	0.07%	0.06%	0.06%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,836	$ 1,643	$ 1,053
ECL coverage	0.11%	0.13%	0.26%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 152	$ 167	$ 153
ECL coverage	0.00%	0.00%	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 46,338	$ 48,923	$ 42,578
ECL coverage	0.03%	0.03%	0.03%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 37,485	$ 39,437	$ 39,887
ECL coverage	0.07%	0.06%	0.07%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 167,670	$ 173,310	$ 184,944
ECL coverage	0.03%	0.03%	0.03%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.11%	0.10%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.07%	0.06%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.07%	0.09%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.07%	0.08%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.22%	0.25%	0.24%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.36%	0.38%	0.37%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.25%	0.27%	0.26%
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.09%	0.10%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.06%	0.06%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.13%	0.26%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.03%	0.03%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.04%	0.05%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.03%	0.03%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 276,199	$ 292,385	$ 315,060
Total on- and off-balance sheet	$ 838,722	$ 848,933	$ 910,388
ECL coverage	0.07%	0.07%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 266,475	$ 274,736	$ 296,616
ECL coverage	0.07%	0.08%	0.08%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,834	$ 7,590	$ 9,505
ECL coverage	0.04%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,143	$ 12,919	$ 16,281
ECL coverage	0.06%	0.08%	0.08%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 19,977	$ 20,509	$ 25,786
ECL coverage	0.05%	0.07%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 66,029	$ 68,451	$ 71,524
ECL coverage	0.17%	0.18%	0.17%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 14,421	$ 14,438	$ 15,868
ECL coverage	0.27%	0.29%	0.29%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 80,450	$ 82,889	$ 87,392
ECL coverage	0.19%	0.20%	0.19%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 68,017	$ 68,477	$ 86,173
ECL coverage	0.00%	0.00%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,576	$ 9,560	$ 9,932
ECL coverage	0.07%	0.08%	0.08%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3,712	$ 4,429	$ 4,628
ECL coverage	0.07%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,817	$ 1,643	$ 1,053
ECL coverage	0.11%	0.12%	0.26%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 152	$ 167	$ 153
ECL coverage	0.00%	0.00%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 45,878	$ 48,619	$ 42,325
ECL coverage	0.02%	0.02%	0.03%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 36,897	$ 38,444	$ 39,174
ECL coverage	0.04%	0.04%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 166,049	$ 171,338	$ 183,438
ECL coverage	0.02%	0.02%	0.02%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,779	$ 8,271	$ 8,456
Total on- and off-balance sheet	$ 33,409	$ 37,399	$ 33,233
ECL coverage	1.11%	1.00%	1.14%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,778	$ 8,271	$ 8,456
ECL coverage	0.90%	1.06%	1.07%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 226	$ 289	$ 261
ECL coverage	0.23%	0.34%	0.27%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 572	$ 732	$ 826
ECL coverage	0.00%	0.00%	0.44%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 798	$ 1,021	$ 1,088
ECL coverage	0.00%	0.04%	0.40%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,833	$ 4,881	$ 5,357
ECL coverage	1.00%	1.33%	1.11%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 720	$ 678	$ 812
ECL coverage	2.07%	2.16%	1.96%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,553	$ 5,559	$ 6,170
ECL coverage	1.14%	1.43%	1.22%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 40	$ 161	$ 0
ECL coverage	0.00%	0.01%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 477	$ 485	$ 522
ECL coverage	0.35%	0.34%	0.35%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20	$ 18	$ 13
ECL coverage	0.13%	1.27%	1.51%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 19	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 461	$ 304	$ 253
ECL coverage	0.74%	1.14%	1.42%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 411	$ 723	$ 411
ECL coverage	0.55%	0.40%	1.11%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,427	$ 1,691	$ 1,199
ECL coverage	0.52%	0.49%	0.85%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 551	$ 593	$ 519
Total on- and off-balance sheet	$ 4,923	$ 5,412	$ 4,408
ECL coverage	20.49%	18.38%	21.40%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 550	$ 593	$ 519
ECL coverage	5.70%	5.43%	7.17%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31	$ 29	$ 15
ECL coverage	0.11%	0.24%	0.40%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31	$ 29	$ 15
ECL coverage	0.11%	0.23%	0.40%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 149	$ 168	$ 157
ECL coverage	9.87%	9.95%	12.17%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 189	$ 130	$ 80
ECL coverage	1.97%	1.81%	6.40%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 338	$ 297	$ 236
ECL coverage	5.46%	6.40%	10.22%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 14	$ 7	$ 1
ECL coverage	28.87%	99.21%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4	$ 4	$ 4
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 163	$ 256	$ 263
ECL coverage	5.38%	2.57%	4.53%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 181	$ 267	$ 268
ECL coverage	7.10%	4.93%	4.86%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 83	$ 72	$ 106
Total on- and off-balance sheet	$ 1,331	$ 1,401	$ 1,699
ECL coverage	12.02%	9.08%	7.06%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 84	$ 72	$ 106
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 49	$ 35	$ 65
ECL coverage	0.00%	0.00%	2.42%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 22	$ 23	$ 2
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 71	$ 58	$ 67
ECL coverage	0.00%	0.00%	2.21%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 13	$ 14	$ 39
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 13	$ 14	$ 39
ECL coverage	0.00%	0.00%	0.00%